Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Cash and cash equivalents	$ 145,530	$ 103,736	$ 96,884	$ 133,370
Trade and other receivables	11,156	16,265
Credit risk
Financial Risk Management
Cash and cash equivalents	145,530	103,736
Trade and other receivables	$ 11,156	$ 16,265
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	56.00%	73.00%	83.00%